SHARE CAPITAL (Details 5) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	$ 958	$ 1,596
Statements of Financial Position: share-based payments	442	572
Share-based payments	1,400	2,168
General and Administration
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	500	824
Exploration and Evaluation
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	148	143
Investor Relations and Marketing
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	144	325
Corporate Development and Due Diligence
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	166	304
Mineral Properties
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Financial Position: share-based payments	$ 442	$ 572